NOTE 8: ASSET RETIREMENT OBLIGATIONS	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
NOTE 8: ASSET RETIREMENT OBLIGATIONS

NOTE 8: ASSET RETIREMENT OBLIGATIONS

A provision is required to cover the decommissioning costs for the ore processing mill. Changes in the Company’s asset retirement obligations relating to the SDA Mill were as follows:

	Period	Year
	Ended	Ended
	November 30,	December 31,
	2017	2016

Asset retirement obligations, beginning of period	$109,631	$99,974
Accretion	-	17,832
Revision due to change in estimate	-	11,085
Impact of foreign currency translation	12,393	(19,260)

Asset retirement obligations, end of period	$122,024	$109,631